Segments - Schedule of ING Group total (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Net interest income	€ 14,957	€ 15,288	€ 16,162
Net fee and commission income	4,602	4,008	3,595
Share of results	209	205	149
Valuation results and net trading income 22	5,789	1,614	(1,732)
Revenue	25,678	21,087	18,121
Regulatory costs	866	882	1,042
Addition to loan loss provisions	1,304	1,194	520
Total expenses	13,887	13,315	12,084
Result before taxation	11,791	7,772	6,037
Taxation	3,192	2,181	1,662
Non-controlling interests	275	258	235
Net result	8,324	5,334	4,140
Results IFRS-EU
Disclosure of operating segments [line items]
Total expenses	13,887	13,315	12,084
Taxation	2,545	2,650	2,970
Non-controlling interests	275	258	235
Net result	6,327	6,392	7,287
Reversal of the IFRS-EU 'IAS 39 carve out' impact
Disclosure of operating segments [line items]
Taxation	(647)	470	1,308
Net result	(1,996)	1,058	3,147
Reversal of the IFRS-EU 'IAS 39 carve out' impact | Wholesale Banking
Disclosure of operating segments [line items]
Net result	1,996	(1,058)	(3,147)
Segments banking activities
Disclosure of operating segments [line items]
Net result	8,324	5,334	4,140
Segments banking activities | Wholesale Banking
Disclosure of operating segments [line items]
Net result	3,899	1,010	(272)
Segments banking activities | Reversal of the IFRS-EU 'IAS 39 carve out' impact
Disclosure of operating segments [line items]
Net result	1,996	(1,058)	(3,147)
Segments banking activities | Reversal of the IFRS-EU 'IAS 39 carve out' impact | Wholesale Banking
Disclosure of operating segments [line items]
Net result	1,996	(1,058)	(3,147)
ING Group
Disclosure of operating segments [line items]
Net result	8,324	5,334	4,140
ING Group | Results IFRS-EU
Disclosure of operating segments [line items]
Net interest income	14,681	15,023	15,976
Net fee and commission income	4,602	4,008	3,595
Total investment and other income	3,752	3,584	3,005
Share of results	200	170	144
Valuation results and net trading income 22	3,421	3,407	2,910
Revenue	23,035	22,615	22,575
Operating expenses	12,583	12,121	11,564
Regulatory costs	866	882	1,042
Addition to loan loss provisions	1,304	1,194	520
Total expenses	13,887	13,315	12,084
Result before taxation	9,148	9,300	10,492
Taxation	2,545	2,650	2,970
Non-controlling interests	275	258	235
Net result	6,327	6,392	7,287
ING Group | ING Bank N.V.
Disclosure of operating segments [line items]
Net result	8,223	5,130	4,010
ING Group | ING Bank N.V. | Results IFRS-EU
Disclosure of operating segments [line items]
Net interest income	14,542	14,749	15,809
Net fee and commission income	4,597	4,002	3,586
Total investment and other income	3,752	3,584	3,006
Share of results	200	170	144
Valuation results and net trading income 22	3,422	3,407	2,910
Revenue	22,891	22,334	22,401
Operating expenses	12,576	12,116	11,563
Regulatory costs	866	882	1,042
Addition to loan loss provisions	1,304	1,194	520
Total expenses	13,879	13,310	12,083
Result before taxation	9,012	9,025	10,318
Taxation	2,510	2,580	2,926
Non-controlling interests	275	258	235
Net result	6,226	6,187	7,157
ING Group | Other
Disclosure of operating segments [line items]
Net result	101	205	129
ING Group | Other | Results IFRS-EU
Disclosure of operating segments [line items]
Net interest income	139	275	166
Net fee and commission income	5	6	9
Total investment and other income			(1)
Valuation results and net trading income 22		1
Revenue	144	281	174
Operating expenses	7	5	1
Total expenses	7	5	1
Result before taxation	136	275	173
Taxation	35	71	44
Net result	€ 101	€ 205	€ 129